DERIVATIVE ASSETS AND LIABILITIES (Details) CLF in Thousands, $ in Thousands, SFr in Millions, $ in Millions	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 CLF	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 CLF	Dec. 31, 2022 USD ($)
Derivative Instrument US Bond Obligations | Cash flow hedges | UF
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging | CLF		CLF 8,911,035					CLF 9,340,963
Derivative Instrument US Bond Obligations | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	$ 71,053,190					$ 75,297,737
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial assets held for hedging	52,449,925					$ 112,175,058
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | Second Contract
DERIVATIVE ASSETS AND LIABILITIES
Derivative financial liabilities held for hedging	$ 7,935,525				$ 365.0
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | BRL
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities | SFr				SFr 170
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges | CLP
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities			$ 300.0
Derivative Instrument Raw Material Purchases | Forward agreements | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount			$ 87.4					$ 80.2